Subsequent Event - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 01, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Initial trading date		Feb. 21, 2019
Village Fields Hemp [member] | Events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture	65.00%
Start-up costs and working capital	$ 15
Nature Crisp LLC [member] | Events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture	35.00%